Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 12
CIK	dei_EntityCentralIndexKey	0001051562
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2023
Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2023
Prospectus Date	rr_ProspectusDate	Feb. 15, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Technology Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGKAX
PGIM Jennison Technology Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGKCX
PGIM Jennison Technology Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGKZX
PGIM Jennison Technology Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGKRX
PGIM Jennison NextGeneration Global Opportunities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHSX
PGIM Jennison NextGeneration Global Opportunities Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHTX
PGIM Jennison NextGeneration Global Opportunities Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHUX
PGIM Jennison NextGeneration Global Opportunities Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHVX
PGIM Jennison International Small-Mid Cap Opportunities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHWX
PGIM Jennison International Small-Mid Cap Opportunities Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAILX
PGIM Jennison International Small-Mid Cap Opportunities Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAINX
PGIM Jennison International Small-Mid Cap Opportunities Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIOX
PGIM Global Real Estate Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURAX
PGIM Global Real Estate Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURCX
PGIM Global Real Estate Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURRX
PGIM Global Real Estate Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURZX
PGIM Global Real Estate Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUREX
PGIM Global Real Estate Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURGX
PGIM Global Real Estate Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRQX